Benefit Plans - Summary of Defined Benefit Obligations, Plan Assets and Asset Ceiling (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 5,365	$ 1,597
Present Value of Pension Obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	77,748	58,018
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (72,383)	$ (56,421)